Submission	Oct. 01, 2024
Submission [Line Items]
Central Index Key	0001467373
Registrant Name	Accenture plc
Registration File Number	333-282399-02
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES